Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Finished goods	$ 3,806,078	$ 10,169,630
Work in process	920,335	884,503
Raw materials	13,522,132	17,358,597
Inventories, gross	18,248,545	28,412,730
Less: inventory write-down	(14,605,587)	(27,815,614)
Inventories, net	$ 3,642,958	$ 597,116